Note 28 Subsequent Events (Details Textual) $ in Thousands				1 Months Ended
	Feb. 20, 2026 USD ($)	Feb. 03, 2026 USD ($)	Nov. 29, 2024 USD ($)	Jan. 31, 2026 USD ($)	Feb. 20, 2027	Feb. 19, 2026	Mar. 28, 2023 USD ($)
Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Debt Instrument, Term			5 years
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,250,000				$ 1,750,000
Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Forecast [Member]
Total Debt to Consolidated EBITDA Ratio					3.5
Subsequent Event [Member] | Revolving Credit Facility [Member] | Extended Credit Facility [Member]
Debt Instrument, Term	5 years
Total Debt to Consolidated EBITDA Ratio						3.5
Line Of Credit, Covenant, Change in Debt to EBITA Ration, Acquisition Purchase Price	$ 200,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,250,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Extended Credit Facility [Member] | Maximum [Member]
Total Debt to Consolidated EBITDA Ratio	4
Subsequent Event [Member] | Tuck-in Acquisitions [Member] | Engineering [Member]
Total purchase consideration				$ 39,829
Subsequent Event [Member] | Ayesa Engineering S.A.U. [Member]
Total purchase consideration		$ 700,000